Equity (Change In ETE Common Units) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Units, Outstanding						329,299,267	0
Stock Issued During Period, Shares, New Issues			2,100,000	0	0
Unamortized financing costs(1)	[1]					$ 13	$ 29
Outstanding			1,046,947,157	1,044,767,336	1,077,500,000	1,046,947,157	1,044,767,336	1,077,500,000	1,119,800,000
Issuance of restricted Common Units under long-term incentive plans			0	(33,600,000)	(42,300,000)
Number of Common Units, end of period			1,046,947,157	1,044,767,336	1,077,500,000
Series A Convertible Preferred Units [Member]
Preferred Units, Outstanding						329,300,000	0	0	0
Stock Issued During Period, Shares, New Issues		329,300,000	329,295,770	0	0
Class D Units [Member]
Stock Issued During Period, Shares, New Issues			0	924,000	0

[1]	(1)Includes unamortized financing costs related to the Partnership’s revolving credit facilities.